Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,168	$ 1,253
Accrued commissions receivable		605
Total current assets	1,168	1,858
Total Assets	1,168	1,858
Current liabilities
Accounts payable and accrued expenses	8,456	6,968
Note payable - officer	22,500	5,000
Total current liabilities	30,956	11,968
Long-term liabilities
Due to officer	1,250	1,250
Total Liabilities	32,206	13,218
Stockholders' Equity
Common stock, $0.0001 par value; 100,000,000 shares authorized, 22,818,800 shares issued and outstanding as of June 30, 2013 and December 31,2012	2,282	2,282
Additional paid in capital	54,418	54,418
Accumulated deficit	(87,738)	(68,060)
Total Stockholders' Equity (Deficit)	(31,038)	(11,360)
Total Liabilities and Stockholders' Equity	$ 1,168	$ 1,858